Share Capital (Details) - Schedule of Loss Per Share - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Loss Per Share [Abstract]
Net loss Attributable to equity holders of the Company	$ (6,021,706)	$ (8,095,449)
Basic loss per share, Loss/Income	$ (6,021,706)	$ (8,095,449)
Basic loss per share, Shares (in Shares)	167,765,072	156,991,661
Basic loss per share, Per-Share (in Dollars per share)	$ (0.04)	$ (0.05)
Effect of dilutive securities:
Diluted loss per share, Loss/Income	$ (6,021,706)	$ (8,095,449)
Diluted loss per share, Shares (in Shares)	167,765,072	156,991,661
Diluted loss per share, Per-Share (in Dollars per share)	$ (0.04)	$ (0.05)